SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number: __
  This Amendment (Check only one.)          [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Lincluden Management Limited
Address:          1275 North Service Road W., Suite 607
                  Oakville, Ontario L6M3G4

Form 13F File Number: 028-_____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Alanna Sinclair-Whitty
Title:            Assistant Vice President and Secretary
Phone:            (905) 825-2457

Signature, Place, and Date of Signing:

/s/ Alanna Sinclair-Whitty    Oakville, Ontario, Canada       May 12, 2006
[Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers: 1

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total:  $26,046
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                    Form 13F File Number        Name

1                      028-                        Old Mutual (US) Holdings Inc.


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
NAME OF                      TITLE OF                   VALUE     SHARES OR SH/   PUT/  INVESTMENT   OTHER        VOTING AUTHORITY
ISSUER                       CLASS           CUSIP      $000'S    PRN AMT   PRN   CALL  DISCRETION  MANAGERS     SOLE  SHARED  NONE
ACTIVISION INC NEW           COM NEW         004930202  $  3,788    274,672 Shs         DEFINED        1      274,672
ALCAN INC                    COM             013716105  $ 35,157    658,000 Shs         DEFINED        1      658,000
AON CORP                     COM             037389103  $  5,886    141,800 Shs         DEFINED        1      141,800
ARACRUZ CELULOSE SA          SPON ADR PFD B  038496204  $  3,468     65,500 Shs         DEFINED        1       65,500
AXA                          SPON ADR        054536107  $  3,199     91,500 Shs         DEFINED        1       91,500
BANK OF AMERICA CORPORATION  COM             060505104  $  7,057    154,956 Shs         DEFINED        1      154,956
BANK MONTREAL QUE            COM             063671101  $ 31,009    919,500 Shs         DEFINED        1      919,500
BANK NOVA SCOTIA HALIFAX     COM             064149107  $ 51,446  1,098,800 Shs         DEFINED        1    1,098,800
BCE INC                      COM             05534B109  $ 23,795    845,887 Shs         DEFINED        1      845,887
BMC SOFTWARE INC             COM             055921100  $  3,645    168,300 Shs         DEFINED        1      168,300
CAE INC                      COM             124765108  $ 24,437  2,662,024 Shs         DEFINED        1    2,662,024
COMMERCE BANCORP INC NJ      COM             200519106  $  3,038     82,900 Shs         DEFINED        1       82,900
CVS CORP                     COM             126650100  $  6,225    208,400 Shs         DEFINED        1      208,400
DANAHER CORP DEL             COM             235851102  $  4,353     68,500 Shs         DEFINED        1       68,500
DOMTAR INC                   COM             257561100  $ 21,744  2,619,800 Shs         DEFINED        1    2,619,800
DU PONT E I DE NEMOURS & CO  COM             263534109  $  2,972     73,200 Shs         DEFINED        1       73,200
FIFTH THIRD BANCORP          COM             316773100  $    206      5,240 Shs         DEFINED        1        5,240
HONEYWELL INTL INC           COM             438516106  $  5,586    130,600 Shs         DEFINED        1      130,600
HSBC HLDGS PLC               SPON ADR NEW    404280406  $  4,908     58,580 Shs         DEFINED        1       58,580
IAMGOLD CORP                 COM             450913108  $ 12,554  1,249,200 Shs         DEFINED        1    1,249,200
IMPERIAL OIL LTD             COM NEW         453038408  $ 25,651    204,000 Shs         DEFINED        1      204,000
JOHNSON & JOHNSON            COM             478160104  $  6,325    106,800 Shs         DEFINED        1      106,800
JP MORGAN CHASE & CO         COM             46625H100  $  4,830    116,000 Shs         DEFINED        1      116,000
KINROSS GOLD CORP            COM NO PAR      496902404  $ 28,488  2,237,900 Shs         DEFINED        1    2,237,900
LANDAUER INC                 COM             51476K103  $  3,896     77,575 Shs         DEFINED        1       77,575
LSI LOGIC CORP               COM             502161102  $  2,416    209,000 Shs         DEFINED        1      209,000
MAGNA INTL INC               CL A            559222401  $ 35,141    399,100 Shs         DEFINED        1      399,100
NOKIA CORP                   SPON ADR        654902204  $  6,983    337,000 Shs         DEFINED        1      337,000
NORTEL NETWORKS CORP NEW     COM             656568102  $ 17,450  4,888,075 Shs         DEFINED        1    4,888,075
PALL CORP                    COM             696429307  $  4,370    140,100 Shs         DEFINED        1      140,100
PETRO-CDA                    COM             71644E102  $ 26,566    479,700 Shs         DEFINED        1      479,700
PFIZER INC                   COM             717081103  $  4,668    187,300 Shs         DEFINED        1      187,300
RADIOSHACK CORP              COM             750438103  $  3,817    198,500 Shs         DEFINED        1      198,500
ROGERS COMMUNICATIONS INC    CL B            775109200  $ 24,041    539,630 Shs         DEFINED        1      539,630
SAFEWAY INC                  COM NEW         786514208  $  3,409    135,710 Shs         DEFINED        1      135,710
SOUTHWEST AIRLS CO           COM             844741108  $  2,112    117,400 Shs         DEFINED        1      117,400
STRYKER CORP                 COM             863667101  $  4,714    106,310 Shs         DEFINED        1      106,310
TALISMAN ENERGY INC          COM             87425E103  $ 30,824    497,000 Shs         DEFINED        1      497,000
THOMSON CORP                 COM             884903105  $ 39,356    903,700 Shs         DEFINED        1      903,700
TIMBERLAND CO                CL A            887100105  $  4,399    128,500 Shs         DEFINED        1      128,500
TORONTO DOMINION BK ONT      COM NEW         891160509  $ 58,635    901,100 Shs         DEFINED        1      901,100
TOTAL S A                    SPON ADR        89151E109  $  3,340     25,357 Shs         DEFINED        1       25,357
TRANSALTA CORP               COM             89346D107  $ 15,713    705,900 Shs         DEFINED        1      705,900
UNITED TECHNOLOGIES CORP     COM             913017109  $  5,710     98,500 Shs         DEFINED        1       98,500
VISTEON CORP                 COM             92839U107  $  2,641    574,100 Shs         DEFINED        1      574,100
ZALE CORP NEW                COM             988858106  $  4,314    153,900 Shs         DEFINED        1      153,900
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